Stock-Based Compensation - Randal Mills (Details) - shares		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2022	Oct. 07, 2020
2020 Plan
Stock-Based Compensation
Options granted		1,246,904
Shares reserved for future issuance		656,689	1,636,000
Options to purchase common stock
Stock-Based Compensation
Vesting term		4 years
Restricted stock units | 2020 Plan
Stock-Based Compensation
Restricted stock units (RSU) granted		586,083
Performance-Based RSU
Stock-Based Compensation
Restricted stock units (RSU) granted		289,282
Dr. Mills
Stock-Based Compensation
Employment agreement initial term	90 days
Dr. Mills | Options to purchase common stock
Stock-Based Compensation
Options granted	456,278
Time-based awards percentage	60.00%
Performance-based awards percentage	40.00%
Dr. Mills | Time Based Options | Tranche one
Stock-Based Compensation
Percentage of vesting	33.00%
Vesting term	49 days
Dr. Mills | Time Based Options | Tranche Two
Stock-Based Compensation
Percentage of vesting	66.00%
Vesting term	4 years
Awards that vest on first anniversary	25.00%
Number of quarter of vesting	12
Dr. Mills | Performance Based Options
Stock-Based Compensation
Share price threshold period	20 days
Dr. Mills | Restricted stock units
Stock-Based Compensation
Time-based awards percentage	60.00%
Performance-based awards percentage	40.00%
Restricted stock units (RSU) granted	224,734
Dr. Mills | Performance-Based RSU
Stock-Based Compensation
Share price threshold period	20 days
Dr. Mills | Time-Based RSU | Tranche one
Stock-Based Compensation
Percentage of vesting	33.00%
Vesting term	0 years
Dr. Mills | Time-Based RSU | Tranche Two
Stock-Based Compensation
Percentage of vesting	66.00%
Vesting term	4 years